Note 4 - Other Receivables (10K) (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Details of Other Receivables [Table Text Block]
	December 31
	2023	2022
Other receivables	$196	$131
Allowance for doubtful receivables	(112)	(112)
Total	$84	$19